BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,246	$ 5,189
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	988	1,007
Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,879	2,908
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	1,379	$ 1,274
Principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	5,382
Principal repayments | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,019
Principal repayments | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,970
Principal repayments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	1,393
Principal repayments | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	93
Principal repayments | 2022 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	3
Principal repayments | 2022 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	30
Principal repayments | 2022 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	60
Principal repayments | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	573
Principal repayments | 2023 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	2
Principal repayments | 2023 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	30
Principal repayments | 2023 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	541
Principal repayments | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	1,153
Principal repayments | 2024 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	1,014
Principal repayments | 2024 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	30
Principal repayments | 2024 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	109
Principal repayments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	3,035
Principal repayments | 2025 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | 2025 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	2,880
Principal repayments | 2025 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	155
Principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	89
Principal repayments | 2026 | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | 2026 | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | 2026 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	89
Principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	439
Principal repayments | Thereafter | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | Thereafter | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Principal repayments | Thereafter | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	439
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Borrowings	(136)
Deferred financing costs and other | Business services
Disclosure of detailed information about borrowings [line items]
Borrowings	(31)
Deferred financing costs and other | Infrastructure services
Disclosure of detailed information about borrowings [line items]
Borrowings	(91)
Deferred financing costs and other | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (14)